 v3.24.4
Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capital Group New Geography Equity ETF
Entity Central Index Key	0002008517
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Prospectus Date	Feb. 01, 2025
Supplement to Prospectus [Text Block]
Capital Group New Geography Equity ETF Prospectus Supplement February 1, 2025 (for the most recent summary and statutory prospectus, as supplemented to date)

X
- Definition

Boolean flag that is true when the XBRL content amends previously-filed or accepted submission.

+ References

No definition available.

+ Details
Name:	dei_AmendmentFlag
Namespace Prefix:	dei_
Data Type:	xbrli:booleanItemType
Balance Type:	na
Period Type:	duration

X
- Definition

For the EDGAR submission types of Form 8-K: the date of the report, the date of the earliest event reported; for the EDGAR submission types of Form N-1A: the filing date; for all other submission types: the end of the reporting or transition period. The format of the date is YYYY-MM-DD.

+ References

No definition available.

+ Details
Name:	dei_DocumentPeriodEndDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The type of document being provided (such as 10-K, 10-Q, 485BPOS, etc). The document type is limited to the same value as the supporting SEC submission type, or the word 'Other'.

+ References

No definition available.

+ Details
Name:	dei_DocumentType
Namespace Prefix:	dei_
Data Type:	dei:submissionTypeItemType
Balance Type:	na
Period Type:	duration

X
- Definition

A unique 10-digit SEC-issued value to identify entities that have filed disclosures with the SEC. It is commonly abbreviated as CIK.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Exchange Act
-Number 240
-Section 12
-Subsection b-2

+ Details
Name:	dei_EntityCentralIndexKey
Namespace Prefix:	dei_
Data Type:	dei:centralIndexKeyItemType
Balance Type:	na
Period Type:	duration

X
- Definition

One of: N-1A (Mutual Fund), N-1 (Open-End Separate Account with No Variable Annuities), N-2 (Closed-End Investment Company), N-3 (Separate Account Registered as Open-End Management Investment Company), N-4 (Variable Annuity UIT Separate Account), N-5 (Small Business Investment Company), N-6 (Variable Life UIT Separate Account), S-1 or S-3 (Face Amount Certificate Company), S-6 (UIT, Non-Insurance Product).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation S-T
-Number 232
-Section 313

+ Details
Name:	dei_EntityInvCompanyType
Namespace Prefix:	dei_
Data Type:	dei:invCompanyType
Balance Type:	na
Period Type:	duration

X
- Definition

The exact name of the entity filing the report as specified in its charter, which is required by forms filed with the SEC.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Exchange Act
-Number 240
-Section 12
-Subsection b-2

+ Details
Name:	dei_EntityRegistrantName
Namespace Prefix:	dei_
Data Type:	xbrli:normalizedStringItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 1
-Subsection a
-Paragraph 3

+ Details
Name:	oef_ProspectusDate
Namespace Prefix:	oef_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 1
-Subsection a

+ Details
Name:	oef_ProspectusLineItems
Namespace Prefix:	oef_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 1

+ Details
Name:	oef_SupplementToProspectusTextBlock
Namespace Prefix:	oef_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration